EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended May 31, 2015

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	34.17%
From	01-May-15	15-May-15	15-Jun-15	Floating Allocation Percentage at Month-End	64.92%
To	31-May-15	15-Jun-15
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	7/1/2017	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,111,140,000.00

Required Participation Amount	$1,111,140,000.00		Accumulation Account
Excess Receivables	$565,198,372.81		Beginning	-
			Payout	-
Total Collateral	$1,676,338,372.81		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	186.26%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	31
	Total Pool		A1 LIBOR	0.185600%
Beginning Gross Principal Pool Balance	$5,535,734,453.15		A1 Applicable Margin	0.400000%
Total Principal Collections	$(1,944,621,911.67)			0.585600%
Investment in New Receivables	$1,876,907,316.82				0.92%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(27,704,782.06)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(529,330,565.30)			Actual	Per $1000
Less Servicing Adjustment	$(4,882,835.97)		Interest A1	277,346.67	0.28
Ending Balance	$4,906,101,674.97		Principal A1	-	$0.00

SAP for Next Period	34.17%				0.28

Average Receivable Balance	$4,957,539,928.13			Actual	Per $1000
Monthly Payment Rate	39.23%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	697,346.67	0.899802%
	Total Pool		Servicing Fee	$925,950.00
Total Interest Collections	$11,567,600.87		Excess Cash Flow	942,740.47
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,567,600.87
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-